SUBSEQUENT EVENT (Narrative) (Details) - Definitive agreement institutional investor [Member] - Pre-funded warrants [Member] $ / shares in Units, $ in Thousands	1 Months Ended
Aug. 27, 2026 USD ($) Warrant $ / shares shares
Disclosure of non-adjusting events after reporting period [line items]
Number of ADS issued to institutional investors | shares	1,348,921
ADS purchase price per share	$ 2.78
Warrants issued to purchase ADS | shares	2,023,382
Exercise price of other equity instruments exercisable	$ 2.78
Warrants expiration period	five years
Proceeds from exercise of warrants | $	$ 3,750
Number of outstanding ordinary warrants to purchase | Warrant	277,273
Exercise price of warrants	$ 2.78